Filed pursuant to Rule 497
File Nos. 333-28339 and 811-08239

PROFUNDS

ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP UltraShort Dow 30, ProFund VP UltraShort NASDAQ-100, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities (together, the “Funds”)

Supplement dated October 1, 2013

to the Funds’ Summary Prospectuses dated May 1, 2013

and Statutory Prospectus dated May 1, 2013 (together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated May 1, 2013 (the “SAI”)

Effective on October 1, 2013, the Prospectuses and the SAI are revised as follows:

1.	For the Funds listed below, the following sentence replaces the last sentence in the section entitled “Management” in the Prospectuses:

ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP NASDAQ-100, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraNASDAQ-100, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short NASDAQ-100, ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100:

Michael Neches, Senior Portfolio Manager, and Rachel Ames, Portfolio Manager, have managed the Fund since October 2013.

2.	For the Funds listed below, the following sentence replaces the last sentence in the section entitled “Management” in the Prospectuses:

ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications and ProFund VP Utilities:

Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have managed the Fund since October 2013.

3.	In the Statutory Prospectus, the fourth paragraph in the section entitled “Portfolio Management” is replaced in its entirety by the following paragraphs:

Michael Neches, ProShare Advisors: Senior Portfolio Manager since November 2010 and Associate Portfolio Manager from January 2007 through October 2010. ProShare Capital Management LLC: Senior Portfolio Manager from June 2012 through September 2013.

Rachel Ames, ProShare Advisors: Portfolio Manager since October 2013 and Associate Portfolio Manager from June 2009 through September 2013 and Portfolio Analyst from June 2004 through May 2009. ProFund Advisors LLC: Portfolio Manager since October 2013 and Associate Portfolio Manager from June 2009 through September 2013 and Portfolio Analyst from June 2004 through May 2009.

Charles Lowery, ProShare Advisors: Portfolio Manager since October 2013 and Associate Portfolio Manager from July 2010 through September 2013 and Portfolio Analyst from October 2006 through June 2010. ProFund Advisors LLC: Portfolio Manager since October 2013 and Associate Portfolio Manager from July 2010 through September 2013 and Portfolio Analyst from October 2006 through June 2010.

4.	The portfolio managers’ information in the section entitled “Other Accounts Managed by Portfolio Managers” of the SAI is replaced in its entirety with the following:

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts. As further described below, certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each team on which each portfolio manager acts, as of December 31, 2012 or as otherwise noted.

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets[1]		Number of All Other Pooled Investment Vehicles Managed/Total Assets[2]		Number of All Other Accounts Managed/Total Assets[3]

Rachel Ames	0[4]	$0[4]	0[4]	$0[4]	0[4]	$0[4]
Alexander Ilyasov	38	$1,103,756,328	0	$0	0	$0
Michelle Liu	19	$5,039,252,166	0	$0	0	$0
Charles Lowery	0[4]	$0[4]	0[4]	$0[4]	0[4]	$0[4]
Michael Neches	0[4]	$0[4]	10[4]	$1,542,368,183[4]	0[4]	$0[4]
Jeffrey Ploshnick	10	$293,158,932	7	$956,121,437	0	$0

1 Includes assets of publicly available ProFunds, publicly available series of Access One Trust, and publicly available series of ProShares Trust.

2 Includes assets of series of ProShares Trust II.

3 Includes sub-advised registered investment companies and exchange-traded funds.

4 As of July 31, 2013.

**Money Market funds not included**

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex, as of January 31, 2013 or as otherwise noted.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family

Rachel Ames	None[1]	None[1]
Alexander Ilyasov	None	None
Charles Lowery	None[1]	None[1]
Michelle Liu	None	None
Michael Neches	None[1]	None[1]
Jeffrey Ploshnick	None	$1 - $10,000

1 As of May 31, 2013.

Please retain this Supplement for future reference.